VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA W

File No. 811-21594, CIK 0001114806

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA W, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual report for the following underlying management investment company: Transamerica Series Trust, AIM Variable Insurance Funds, (Invesco Variable Insurance Funds) AllianceBernstein Variable Products Series Fund, Inc, American Fund Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc, Janus Aspen Series and MFS Variable Insurance Trust. This filing constitutes the filing of this report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On 9/2/2011, Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207),

•	On 8/25/2011, AIM Variable Insurance Funds, (Invesco Variable Insurance Funds) filed its semi annual report with the Commission via EDGAR (CIK:0000896435),

•	On 8/18/2011, AllianceBernstein Variable Products Series Fund, Inc, filed its semi annual report with the Commission via EDGAR (CIK: 0000825316),

•	On 8/31/2011, American Funds Insurance Series, filed its semi annual report with the Commission via EDGAR (CIK: 0000729528),

•	On 8/22/2011, Fidelity Variable Insurance Products Fund, filed its semi annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384),

•	On 8/31/2011, Franklin Templeton Variable Insurance Products Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000837274),

•	On 9/2/2011, GE Investment Funds, Inc, filed its semi annual report with the Commission via EDGAR (CIK: 0000746687),

•	On 8/29/2011, Janus Aspen Series, filed its semi annual report with the Commission via EDGAR (CIK:0000906185),

•	On 8/31/2011, MFS Variable Insurance Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000918574).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President Transamerica Life Insurance Company